Equity and Other Equity Items - Narrative (Details) - JPY (¥) shares in Thousands, ¥ in Millions	12 Months Ended			13 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Apr. 30, 2025
Equity [Line Items]
Number of shares outstanding	1,590,950	1,582,419	1,582,296
Disposal of treasury shares	¥ 0	¥ 1	¥ 1
Issue of equity	36,178	502	164
Acquisition of treasury shares	51,925	2,367	¥ 27,065
Equity-Settled LTIP
Equity [Line Items]
Disposal of treasury shares	¥ 24,999	¥ 47,614
Board of Directors resolution
Equity [Line Items]
Treasury shares acquired (in shares)		11,544		23,367
Treasury shares | Equity-Settled LTIP
Equity [Line Items]
Increase (decrease) in number of shares outstanding (in shares)	(7,327)	(13,958)
Ordinary shares | Equity-Settled LTIP
Equity [Line Items]
Increase (decrease) in number of shares outstanding (in shares)	8,519
ESOP and BIP Trust
Equity [Line Items]
Treasury shares acquired (in shares)	460	520
Number of treasury shares sold (in shares)	783	847
Treasury shares
Equity [Line Items]
Number of shares outstanding	17,300	13,405	27,767
Disposal of treasury shares	¥ 0	¥ 0	¥ 0
Acquisition of treasury shares	¥ 51,905	2,367	¥ 27,060
Treasury shares | Board of Directors resolution
Equity [Line Items]
Acquisition of treasury shares		¥ 49,978		¥ 99,956
Treasury shares | ESOP and BIP Trust
Equity [Line Items]
Number of shares outstanding	5,565	5,888	6,215
Share capital
Equity [Line Items]
Issue of equity	¥ 18,089	¥ 251	¥ 82
Share capital | Equity-Settled LTIP
Equity [Line Items]
Issue of equity	18,064
Share premium
Equity [Line Items]
Disposal of treasury shares	0	0	0
Issue of equity	18,089	¥ 251	82
Acquisition of treasury shares	20		¥ 5
Share premium | Equity-Settled LTIP
Equity [Line Items]
Issue of equity	¥ 18,064